SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS - Options and warrants number and exercise price (Details) Options in Thousands	12 Months Ended
	Dec. 31, 2023 Options £ / shares	Dec. 31, 2022 Options £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning (in shares) | Options	18,698	17,689
Granted (in shares) | Options		5,220
Exercised (in shares) | Options		(1,593)
Lapsed (in shares) | Options		(2,618)
Outstanding at the end (in shares) | Options		18,698
Exercisable at the end (in shares) | Options		11,345
Outstanding at the beginning (in $ per share) | £ / shares	£ 0.78	£ 0.81
Granted (in $ per share) | £ / shares		0.50
Exercised (in $ per share) | £ / shares		0.07
Lapsed (in $ per share) | £ / shares		0.89
Outstanding at the end (in $ per share) | £ / shares		0.78
Exercisable at the end (in $ per share) | £ / shares		£ 0.61
Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning (in shares) | Options	18,698
Granted (in shares) | Options	659
Lapsed (in shares) | Options	(8,329)
Outstanding at the end (in shares) | Options	11,028	18,698
Exercisable at the end (in shares) | Options	7,904
Outstanding at the beginning (in $ per share) | £ / shares	£ 0.78
Granted (in $ per share) | £ / shares	0.13
Lapsed (in $ per share) | £ / shares	0.67
Outstanding at the end (in $ per share) | £ / shares	0.83	£ 0.78
Exercisable at the end (in $ per share) | £ / shares	£ 0.89